UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2024

Union Street Partners Value Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Union Street Partners Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Union Street Partners Value Fund Advisor Class Shares Ticker: USPFX

This annual shareholder report contains important information about the Union Street Partners Value Fund, Advisor Class Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Advisor Class Shares	$135	1.24%

How did the Fund perform last year?

For the year ended September 30, 2024, Advisor Class shares returned 17.91%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies.• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials. • The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.• Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Union Street Partners Value Fund Advisor Class - $23,596
S&P 500® Index - $31,968
Russell 1000® Value Index - $22,870
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
4/27/2016*
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

       Average Annual Total Return

	1 year	5 Year	Since Inception
Union Street Partners Value Fund - Advisor Class	17.91%	12.28%	10.72%
S&P 500® Index	36.35%	15.98%	14.79%
Russell 1000® Value Index	27.76%	10.69%	10.32%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Union Street Partners Value Fund Tailored Shareholder Report

Sector Breakdown

Information Technology 21.29%
Financials 12.67%
Communication Services 11.67%
Health Care 11.41%
Energy 8.94%
Consumer Discretionary 7.79%
Consumer Staples 7.17%
Industrials 6.95%
Money Market Fund 4.54%
Utilities 3.86%
Real Estate 3.63%

Top Ten Holdings
Microsoft Corp.	10.73%
Apple, Inc.	8.66%
META Platforms, Inc.	8.62%
JPMorgan Chase & Co.	6.70%
Bayer AG	4.73%
Fidelity Government Portfolio - Institutional Class 4.83%	4.54%
FedEx Corp.	4.21%
PG&E Corp.	3.86%
Exxon Mobil Corp.	3.68%
Simon Property Group, Inc.	3.63%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$78,713
Number of Holdings	26
Total Advisory Fee Paid	$747,456
Portfolio Turnover Rate	7.18%

How has the Fund Changed?

Change in Expense Limitation Agreement

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net assets of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit unionstreetvaluefund.com.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Union Street Partners Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Union Street Partners Value Fund Class A Shares Ticker: USPVX

This annual shareholder report contains important information about the Union Street Partners Value Fund, Class A Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Class A Shares	$162	1.49%

How did the Fund perform last year?

For the year ended September 30, 2024, Class A (without load) shares returned 17.59%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies.• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials. • The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.• Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Union Street Partners Value Fund Class A with Load - $21,853
S&P 500® Index - $35,098
Russell 1000® Value Index - $24,173
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/30/2014
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

Annual Performance

       Average Annual Total Return

	1 year	5 Year	10 Year
Union Street Partners Value Fund - Class A (with load)	10.83%	10.63%	8.13%
Union Street Partners Value Fund - Class A (without load)	17.59%	11.95%	8.77%
S&P 500® Index	36.35%	15.98%	13.38%
Russell 1000® Value Index	27.76%	10.69%	9.23%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Union Street Partners Value Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Microsoft Corp.	10.73%
Apple, Inc.	8.66%
META Platforms, Inc.	8.62%
JPMorgan Chase & Co.	6.70%
Bayer AG	4.73%
Fidelity Government Portfolio - Institutional Class 4.83%	4.54%
FedEx Corp.	4.21%
PG&E Corp.	3.86%
Exxon Mobil Corp.	3.68%
Simon Property Group, Inc.	3.63%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$78,713
Number of Holdings	26
Total Advisory Fee Paid	$747,456
Portfolio Turnover Rate	7.18%

How has the Fund Changed?

Change in Expense Limitation Agreement

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net assets of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit unionstreetvaluefund.com.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Union Street Partners Value Fund Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Union Street Partners Value Fund Class C Shares Ticker: USPCX

This annual shareholder report contains important information about the Union Street Partners Value Fund, Class C Shares for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Class C Shares	$243	2.24%

How did the Fund perform last year?

For the year ended September 30, 2024, Class C shares returned 16.75%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies.• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials. • The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.• Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Union Street Partners Value Fund Class C - $21,570
S&P 500® Index - $35,098
Russell 1000® Value Index - $24,173
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/30/2014
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024

Annual Performance

        Average Annual Total Return

	1 year	5 Year	10 Year
Union Street Partners Value Fund - Class C	16.75%	11.16%	7.99%
S&P 500® Index	36.35%	15.98%	13.38%
Russell 1000® Value Index	27.76%	10.69%	9.23%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Union Street Partners Value Fund Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Microsoft Corp.	10.73%
Apple, Inc.	8.66%
META Platforms, Inc.	8.62%
JPMorgan Chase & Co.	6.70%
Bayer AG	4.73%
Fidelity Government Portfolio - Institutional Class 4.83%	4.54%
FedEx Corp.	4.21%
PG&E Corp.	3.86%
Exxon Mobil Corp.	3.68%
Simon Property Group, Inc.	3.63%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$78,713
Number of Holdings	26
Total Advisory Fee Paid	$747,456
Portfolio Turnover Rate	7.18%

How has the Fund Changed?

Change in Expense Limitation Agreement

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net assets of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit unionstreetvaluefund.com.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

ITEM 1. (b). No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,950 for 2024 and $15,950 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $3,300 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)       NA

(c)       0%

(d)       NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Year Ended September 30, 2024

Union Street Partners Value Fund

See Notes to Financial Statements

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Schedule of InvestmentsSeptember 30, 2024

		Shares	Value
95.38%	COMMON STOCKS

11.67%	COMMUNICATION SERVICES
	META Platforms, Inc.	11,850	$6,783,414
	The Walt Disney Co.	25,000	2,404,750
			9,188,164

7.79%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	5,750	2,329,900
	LVMH Moet Hennessy Louis Vuitton SE	15,000	2,304,150
	Starbucks Corp.	15,400	1,501,346
			6,135,396

7.17%	CONSUMER STAPLES
	Diageo plc ADR	15,000	2,105,100
	Dollar Tree, Inc.(A)	24,650	1,733,388
	Target Corp.	11,600	1,807,976
			5,646,464

8.94%	ENERGY
	Chevron Corp.	14,000	2,061,780
	Exxon Mobil Corp.	24,700	2,895,334
	Schlumberger Ltd.	49,500	2,076,525
			7,033,639

12.67%	FINANCIALS
	Bank of America Corp.	52,350	2,077,248
	Goldman Sachs Group, Inc.	5,300	2,624,083
	JPMorgan Chase & Co.	25,000	5,271,500
			9,972,831

11.41%	HEALTH CARE
	Bayer AG ADR	440,000	3,726,800
	CVS Health Corp.	22,000	1,383,360
	Johnson & Johnson	14,500	2,349,870
	Merck & Company, Inc.	13,420	1,523,975
			8,984,005

See Notes to Financial Statements

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Schedule of Investments - continuedSeptember 30, 2024

		Shares	Value
6.95%	INDUSTRIALS
	The Boeing Co.(A)	14,200	$2,158,968
	FedEx Corp.	12,100	3,311,528
			5,470,496

21.29%	INFORMATION TECHNOLOGY
	Apple, Inc.	29,250	6,815,250
	Intel Corp.(A)	63,900	1,499,094
	Microsoft Corp.	19,620	8,442,486
			16,756,830
3.63%	REAL ESTATE
	Simon Property Group, Inc. REIT	16,900	2,856,438

3.86%	UTILITIES
	PG&E Corp.	153,500	3,034,695

95.38%	TOTAL COMMON STOCKS
	(Cost: $35,420,338)		75,078,958

4.54%	MONEY MARKET FUND
	Fidelity Government Portfolio - Institutional Class 4.83%(B)	3,569,241	3,569,241
	(Cost: $3,569,241)

99.92%	TOTAL INVESTMENTS
	(Cost: $38,989,579)		78,648,199
0.08%	Other assets, net of liabilities		65,123
100.00%	NET ASSETS		$78,713,322

(A)Non-income producing

(B)Effective 7 day yield as of September 30, 2024

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Statement of Assets and LiabilitiesSeptember 30, 2024

ASSETS
Investments at value (cost of $38,989,579) (Note 1)	$78,648,199
Receivable for capital stock sold	2,071
Dividends and interest receivable	89,670
Prepaid expenses	12,096
TOTAL ASSETS	78,752,036

LIABILITIES
Accrued net investment advisory fees	29,131
Accrued 12b-1 fees	1,202
Accrued administration, accounting and transfer agent fees	6,371
Other accrued expenses	2,010
TOTAL LIABILITIES	38,714
NET ASSETS	$78,713,322

Net Assets Consist of:
Paid-in-capital applicable to 2,549,760 no par value shares of beneficial interest outstanding, unlimited shares authorized	$38,906,904
Distributable accumulated earnings	39,806,418
Net Assets	$78,713,322

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$2,560,880
Class C	7,038,087
Advisor Class	69,114,355
Total	$78,713,322
Shares Outstanding
Class A	83,631
Class C	241,651
Advisor Class	2,224,478
Total	2,549,760
Net Asset Value and Offering Price Per Share
Class A(1)	$30.62
Class C	$29.13
Advisor Class	$31.07
Maximum Offering Price Per Share(2) and Redemption Price(3)
Class A(2)	$32.49
Class C(3)	$28.84

(1)Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than one year from purchase if those shares were purchased without paying a front-end sales charge.

(2)Maximum Offering Price per Share including Sales Charge of 5.75%

(3)Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than one year from purchase.

See Notes to Financial Statements

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Statement of OperationsFor the Year Ended September 30, 2024

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $6,773)	$1,442,878
Total investment income	1,442,878

EXPENSES
Investment advisory fees (Note 2)	747,456
12b-1 fees (Note 2)
Class A	6,393
Class C	69,120
Recordkeeping and administrative services (Note 2)	64,856
Accounting fees (Note 2)	40,315
Custody fees	6,478
Transfer agent fees (Note 2)	27,627
Legal fees	23,964
Audit fees	19,250
Filing and registration fees	42,000
Trustee fees (Note 2)	12,755
Compliance fees (Note 2)	9,067
Shareholder reports	32,393
Shareholder servicing (Note 2)
Class A	553
Class C	2,425
Advisor Class	88,004
Insurance	3,226
Proxy expense	4,738
Other	26,065
Total expenses	1,226,685
Fee waivers (Note 2)	(224,880)
Net expenses	1,001,805
Net investment income (loss)	441,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,436,679
Net change in unrealized appreciation (depreciation) of investments	9,982,799
Net realized and unrealized gain (loss) on investments	11,419,478
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,860,551

UNION STREET PARTNERS VALUE FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended September 30, 2024	Year ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$441,073	$566,148
Net realized gain (loss) on investments	1,436,679	(2,856)
Net change in unrealized appreciation (depreciation) of investments	9,982,799	11,304,595
Decrease in net assets from operations	11,860,551	11,867,887

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(16,389)	(12,207)
Advisor Class	(528,275)	(363,602)
Increase (decrease) in net assets from distributions	(544,664)	(375,809)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	124,345	238,749
Class C	237,510	295,975
Advisor Class	3,608,403	5,513,709
Distributions reinvested
Class A	16,388	12,207
Advisor Class	524,720	361,517
Shares redeemed
Class A	(365,362)	(494,671)
Class C	(831,867)	(515,919)
Advisor Class	(2,677,470)	(2,637,153)
Increase (decrease) in net assets from capital stock transactions	636,667	2,774,414

NET ASSETS
Increase (decrease) during year	11,952,554	14,266,492
Beginning of year	66,760,768	52,494,276
End of year	$78,713,322	$66,760,768

UNION STREET PARTNERS VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

	Class A
	Years ended September 30,
	2024		2023	2022	2021		2020
Net asset value, beginning of year	$26.21		$21.56	$24.79	$18.21		$17.93

Investment activities
Net investment income (loss)(1)	0.13		0.19	0.09	0.02		0.12
Net realized and unrealized gain (loss) on investments	4.46		4.58	(3.32)	6.56		0.50
Total from investment activities	4.59		4.77	(3.23)	6.58		0.62
Distributions
Net investment income	(0.18)		(0.12)	—	—		(0.27)
Net realized gain	—		—	—	—		(0.06)
Return of capital	—		—	—	—		(0.01)
Total distributions	(0.18)		(0.12)	—	—		(0.34)
Net asset value, end of year	$30.62		$26.21	$21.56	$24.79		$18.21

Total Return	17.59%		22.15%	(13.03%)	36.13%		3.37%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.69	%(2)	1.72%	1.79%	2.00	%(2)	1.90%
Expenses, net of fee waivers and reimbursements	1.49	%(3)	1.50%	1.50%	1.69	%(3)	1.60%
Net investment income (loss)	0.43%		0.72%	0.35%	0.09%		0.66%
Portfolio turnover rate	7.18%		5.36%	18.43%	18.00%		16.75%
Net assets, end of year (000’s)	$2,561		$2,397	$2,171	$2,750		$3,073

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.68% for the year ended September 30, 2024 and 1.85% for the year ended September 30, 2021.

(3)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.48% for the year ended September 30, 2024 and 1.53% for the year ended September 30, 2021.

See Notes to Financial Statements

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Financial Highlights - continuedSelected Per Share Data Throughout Each Year

	Class C
	Years ended September 30,
	2024		2023	2022	2021		2020
Net asset value, beginning of year	$24.95		$20.58	$23.80	$17.61		$17.36

Investment activities
Net investment income (loss)(1)	(0.09)		(0.01)	(0.10)	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments(2)	4.27		4.38	(3.12)	6.33		0.48
Total from investment activities	4.18		4.37	(3.22)	6.19		0.46
Distributions
Net investment income	—		—	—	—		(0.14)
Net realized gain	—		—	—	—		(0.06)
Return of capital	—		—	—	—		(0.01)
Total distributions	—		—	—	—		(0.21)
Redemption fees	—		—	—	—	(3)	— (3)
Net asset value, end of year	$29.13		$24.95	$20.58	$23.80		$17.61

Total Return	16.75%		21.23%	(13.53%)	35.15%		2.60%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.46	%(4)	2.48%	2.54%	2.75	%(4)	2.67%
Expenses, net of fee waivers and reimbursements	2.24	%(5)	2.25%	2.25%	2.44	%(5)	2.35%
Net investment income (loss)	(0.31%)		(0.03%)	(0.40%)	(0.66%)		(0.10%)
Portfolio turnover rate	7.18%		5.36%	5.36%	18.43%		18.00%
Net assets, end of year (000’s)	$7,038		$6,579	$5,611	$6,804		$8,382

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(3)Less than $0.005 per share.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.45% for the year ended September 30, 2024 and 2.60% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.23% for the year ended September 30, 2024 and 2.29% for the year ended September 30, 2021.

See Notes to Financial Statements

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Financial Highlights - continuedSelected Per Share Data Throughout Each Year

	Advisor Class
	Years ended September 30,
	2024		2023	2022	2021		2020
Net asset value, beginning of year	$26.58		$21.85	$25.04	$18.35		$18.03

Investment activities
Net investment income (loss)(1)	0.20		0.26	0.15	0.06		0.16
Net realized and unrealized gain (loss) on investments	4.53		4.64	(3.32)	6.63		0.52
Total from investment activities	4.73		4.90	(3.17)	6.69		0.68
Distributions
Net investment income	(0.24)		(0.17)	(0.02)	—		(0.29)
Net realized gain	—		—	—	—		(0.06)
Return of capital	—		—	—	—		(0.01)
Total distributions	(0.24)		(0.17)	(0.02)	—		(0.36)
Net asset value, end of year	$31.07		$26.58	$21.85	$25.04		$18.35

Total Return	17.91%		22.47%	(12.69%)	36.46%		3.73%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.56	%(2)	1.51%	1.61%	1.82	%(2)	1.70%
Expenses, net of fee waivers and reimbursements	1.24	%(3)	1.25%	1.25%	1.46	%(3)	1.35%
Net investment income (loss)	0.69%		0.97%	0.60%	0.24%		0.89%
Portfolio turnover rate	7.18%		5.36%	5.36%	18.43%		18.00%
Net assets, end of year (000’s)	$69,114		$57,785	$44,712	$44,249		$19,229

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.55% for the year ended September 30, 2024 and 1.63% for the year ended September 30, 2021.

(3)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.23% for the year ended September 30, 2024 and 1.27% for the year ended September 30, 2021.

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial StatementsSeptember 30, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Union Street Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S.

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UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$75,078,958	$—	$—	$75,078,958
Money Market Fund	3,569,241	—	—	3,569,241
	$78,648,199	$—	$—	$78,648,199

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the year ended September 30, 2024.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of September 30, 2024, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Fund based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statement of Operations. During the year ended September 30, 2024, no foreign capital gains tax was accrued or paid by the Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended September 30, 2024, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1%

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between the Advisor and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor and McGinn Penninger Investment Management, Inc. (“McGinn”), the Advisor provides investment advisory services for an annual fee of 1.00% of the Fund’s daily net assets. The Advisor analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. The Advisor evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with the Advisor’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by the Advisor from the investment advisory fees it receives and not by the Fund. McGinn and the Advisor are affiliated investment advisors. Mr. Bernard F. McGinn, one of the Fund’s portfolio managers, is a majority shareholder of McGinn and Mr. McGinn owns 50% of the Advisor.

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

assets of the Fund. The Trust and the Advisor may terminate this expense limitation agreement prior to January 31, 2026 only by mutual written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the year ended September 30, 2024, the Advisor earned $747,456 and waived $224,880 in advisory fees. The total amount of recoverable reimbursements as of September 30, 2024 was $596,351 which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2025	2026	2027	Total
$201,989	$169,482	$224,880	$596,351

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

For the year ended September 30, 2024, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$6,393
Class A	Shareholder Services	553
Class C	12b-1	69,120
Class C	Shareholder Services	2,425
Advisor Class	Shareholder Services	88,004

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended September 30, 2024, CFS received the following fees incurred by the Fund to CFS:

Administration	Transfer Agent	Accounting
$62,451	$27,447	$35,284

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended September 30, 2024, Watermark received $9,067 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2024 were as follows:

Purchases	Sales
$5,591,292	$5,111,023

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended September 30, 2024 and 2023 were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$544,664	$375,809

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$363,255
Accumulated net realized gain (loss)	(215,457)
Net unrealized appreciation (depreciation) on investments	39,658,620
$39,806,418

As of September 30, 2024, the Fund had a capital loss carryforward of $215,457, all of which is considered short term. This loss may be carried forward indefinitely. During the year ended September 30, 2024, the Fund utilized capital loss carryforwards of $1,436,679 to reduce its distributable earnings for tax purposes.

As of September 30, 2024, cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$38,989,579	$41,488,498	$(1,829,878)	$39,658,620

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Notes to Financial Statements - continuedSeptember 30, 2024

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Year ended September 30, 2024
	Class A	Class C	Advisor Class
Shares sold	4,313	8,547	123,017
Shares reinvested	597	—	18,893
Shares redeemed	(12,729)	(30,595)	(91,334)
Net increase (decrease)	(7,819)	(22,048)	50,576

Year ended September 30, 2023
	Class A	Class C	Advisor Class
Shares sold	9,103	12,016	214,134
Shares reinvested	483	—	14,121
Shares redeemed	(18,863)	(20,971)	(100,301)
Net increase (decrease)	(9,277)	(8,955)	127,954

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Union Street Partners Value Fund
and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Union Street Partners Value Fund (the “Fund”), a series of World Funds Trust, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Report of Independent Registered Public Accounting Firm - continued

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 27, 2024

ANNUAL REPORT

UNION STREET PARTNERS VALUE FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648

	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Advisory Agreement Renewal and Approval – Union Street Partners Value Fund (including Sub-Advisory Agreement Renewal)

At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the approval for the continuation of the Investment Advisory Agreement between Union Street Partners, LLC (“USP” or “Adviser”) and the Trust, on behalf of the Union Street Fund, and the Sub-Advisory Agreement between USP and McGinn Penninger Investment Management, Inc. (“MPIM” or “Sub-Adviser”) (together, the “Union

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Street Fund Advisory Agreements”). The Board reflected on its discussions regarding the Union Street Advisory Agreements with advisory representatives earlier in the Meeting.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Union Street Fund Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of USP and MPIM to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for USP and MPIM, an expense comparison analysis for the Union Street Fund and comparable mutual funds, and the Union Street Fund Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Union Street Fund Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the USP and MPIM; (ii) the investment performance of the Union Street Fund, USP, and MPIM; (iii) the costs of the services provided and profits realized by the USP and MPIM from the relationship with the Union Street Fund; (iv) the extent to which economies of scale would be realized if the Union Street Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s investors; and (v) USP’s and MPIM’s practices regarding possible conflicts of interest and other benefits derived by the USP and MPIM.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in USP’s and MPIM’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Union Street Fund Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Fund; (iii) commentary on the reasons for the performance; (iv) presentations by USP and MPIM on their investment philosophy, investment strategy, personnel and operations; (v) compliance reports concerning the Union Street Fund, USP and MPIM; (vi) disclosure information contained in the registration statement of the Trust and the respective Forms ADV of USP and MPIM; and (vii) the memorandum from Trust Counsel, that summarized the fiduciary duties and responsibilities of the

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Board in reviewing and approving the Union Street Fund Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about USP and MPIM, including financial information, a description of personnel and the services provided to the Union Street Fund, information on investment advice, performance, summaries of Union Street Fund expenses, their compliance programs, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Fund; and (iii)  benefits to be realized by USP and MPIM from their relationship with the Union Street Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Union Street Fund Advisory Agreements, and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Union Street Fund Advisory Agreements. The Trustees reviewed the services being provided by USP and MPIM to the Union Street Fund, including, without limitation: the investment advisory services render to the Union Street Fund pursuant to the Union Street Fund Advisory Agreements and the personnel providing the services; the investment decision-making process; each of USP’s and MPIM’s efforts to promote the Union Street Fund and grow its assets and USP’s oversight of MPIM. The Trustees evaluated each of USP’s and MPIM’s personnel, focusing in particular on the education and experience of each of USP’s and MPIM’s compliance and portfolio management personnel. The Trustees considered the expense limitation agreement in place for the Union Street Fund and the USP’s renewal of that agreement through January 31, 2025. The Trustees also considered the letters of support from principals of USP and MPIM committing to provide financial support to USP, if necessary, to ensure it can satisfy its expense commitments to the Union Street Fund. After reviewing the foregoing information and further information in the materials provided by USP and MPIM (including the respective Forms ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by USP and MPIM were satisfactory and adequate for the Union Street Fund.

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2. Investment Performance of the Union Street Fund, the Adviser and the Sub-Adviser

In considering the investment performance of the Union Street Fund, USP and MPIM, the Trustees compared the investment performance of the Union Street Fund with its benchmark index and to aggregated peer group data selected by Broadridge using data from Morningstar Inc. The Board noted that the Union Street Fund’s peer group was derived by Broadridge by screening funds with Morningstar’s Large Value category (“Custom Category”), which resulted in a peer group of 13 funds (“Peer Group”). The Board reviewed the comparative performance data for the Union Street Fund versus the Russell 1000® Value Total Return Index, noting that the Fund underperformed the Index for the one-year period ended July 31, 2024, but outperformed the Index for the three-year and five-year periods ended July 31, 2024. The Board also considered that the Union Street Fund underperformed the median of its Peer Group and Custom Category for the one-year period ended July 31, 2024, underperformed the median of the Custom Category but outperformed the median of the Peer Group for the three-year period ended July 31, 2024, and outperformed the median of the Peer Group and the Custom Category for the five-year period ended July 31, 2024.

After further review and discussion of the investment performance of the Union Street Fund, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Fund, USP and MPIM was satisfactory.

3. Costs of the Services Provided and Profits Realized by the Adviser and Sub-Adviser

In considering the costs of the services provided and profits realized by the USP and MPIM from the relationship with the Union Street Fund, the Trustees considered: USP’s and MPIM’s financial condition and the level of commitment to the Union Street Fund by the principals of USP and MPIM; the asset level of the Union Street Fund; the overall expenses of the Union Street Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding profits associated with managing the Union Street Fund. The Trustees also considered potential benefits for USP and MPIM in managing the Union Street Fund. The Trustees considered the split of the advisory fees paid to USP versus those paid to MPIM and the respective services provided by each to the Union Street Fund. The Board also considered the fees charged by MPIM to manage separate accounts with objectives and strategies similar to the Union Street Fund, noting that MPIM is being paid less to provide sub-advisory services to the Fund than it is paid to

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manage its average separate account. The Board considered the advisory fee and total expense ratio of the Union Street Fund compared to its Category and Peer Group median noting that the Union Street Fund’s advisory fee was higher than the Category and Peer Group medians, and that its gross and net expense ratios were higher than the Category and Peer Group medians. The Board noted that the Union Street Fund’s advisory fee was the highest in its Custom Category and Peer Group. The Board considered that the Union Street Fund has not yet achieved economies of scale to offset its high operational expenses at this time and that USP has entered into expense limitation arrangements to lower the Union Street Fund’s expense cap to the benefit of Union Street Fund shareholders. Based on the foregoing, the Board concluded that the fees paid to USP and MPIM and the profits realized by USP and MPIM, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by USP and MPIM.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors

The Board next considered the impact of economies of scale on the Union Street Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Union Street Fund’s shareholders had experienced benefits from the Union Street Fund’s expense limitation arrangement. It was noted that USP has entered into expense limitation arrangements for the benefit of the Union Street Fund. The Trustees noted that the Union Street Fund’s shareholders will continue to benefit from the expense limitation arrangement until the Union Street Fund’s expenses fall below the expense cap. In light of its ongoing consideration of the Union Street Fund’s asset levels, expectations for growth in the Union Street Fund, and fee levels, the Board determined that the Union Street Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by USP and MPIM.

5. USP’s and MPIM’s Practices Regarding Possible Conflicts of Interest and Benefits to USP and MPIM

In considering USP’s and MPIM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Fund; the basis of decisions to buy or sell securities for the Union Street Fund; the substance and administration of USP’s and MPIM’s code of

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ethics and certain of MPIM’s allocation policies and procedures designed to manage conflicts of interest between the Union Street Fund and its separately managed accounts. The Board briefly considered the ownership structure of each of USP and MPIM and any conflicts that may arise from that structure. It was also noted that USP and MPIM identified specific benefits, including increased access to certain broker-dealers, using the Union Street Fund as an investment option for smaller accounts, and benefits from the publicity of managing a public fund. Based on the foregoing, the Board determined that USP’s and MPIM’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by USP and MPIM were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Investment Advisory Agreement and Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, and the Investment Advisory Agreement and Sub-Advisory Agreement were approved for an additional one-year term.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.